Rockefeller Opportunistic Municipal Bond ETF

Schedule of Investments

April 30, 2025 (Unaudited)

MUNICIPAL BONDS & NOTES - 98.1%	Interest Rate	Maturity Date	Principal Amount	Value
Alabama - 1.3%
Southeast Energy Authority A Cooperative District, Call 10/01/32, Put 01/01/33(a)	5.25%	03/01/55	2,000,000	$2,111,197

Arizona - 2.2%
Arizona Industrial Development Authority, Call 07/01/27(c)(d)(g)	5.88%	07/01/52	105,000	100,944
Arizona Industrial Development Authority, Call 07/01/27(c)(d)(g)	5.75%	07/01/47	110,000	105,912
Chandler Industrial Development Authority, Call 03/01/27, Put 09/01/27(a)	5.00%	09/01/42	140,000	142,257
Industrial Development Authority of the County of Pima, Call 11/01/27(c)(g)	6.50%	11/01/47	970,000	934,171
La Paz County Industrial Development Authority, Call 02/15/28(c)	5.00%	02/15/48	50,000	46,072
Maricopa County & Phoenix Industrial Development Authorities, GNMA, FNMA, FHLMC, Call 03/01/33(c)	6.25%	03/01/55	300,000	330,384
Sierra Vista Industrial Development Authority, Call 06/15/31(c)(d)(g)	5.75%	06/15/64	1,850,000	1,773,109
				3,432,849

Arkansas - 0.8%
Arkansas Development Finance Authority, GNMA, FNMA, FHLMC, Call 07/01/33(c)	5.00%	01/01/55	1,000,000	1,042,143
Pulaski County Public Facilities Board, Call 06/22/25(c)	5.00%	12/01/42	210,000	209,983
Pulaski County Public Facilities Board, Call 06/22/25	5.00%	12/01/31	5,000	5,002
				1,257,128

California - 10.9%
California County Tobacco Securitization Agency, Call 06/07/25(e)	0.00%	06/01/46	3,750,000	978,059
California County Tobacco Securitization Agency, Call 06/22/25(d)	6.00%	06/01/42	310,000	312,538
California Health Facilities Financing Authority, Call 06/12/25	5.00%	07/01/26	60,000	60,058
California Infrastructure & Economic Development Bank, Call 07/01/31(c)(d)(g)	5.25%	07/01/64	500,000	461,405
California Infrastructure & Economic Development Bank, Call 01/01/29, Put 01/01/2035(a)(g)	9.50%	01/01/65	1,185,000	1,144,468
California Infrastructure & Economic Development Bank, Call 07/01/31(c)(d)(g)	5.13%	07/01/54	1,200,000	1,110,573
California Municipal Finance Authority, Call 01/01/32(c)(d)(g)	5.38%	01/01/55	450,000	427,067
California Public Finance Authority, Call 06/01/31(c)(d)	6.38%	06/01/59	3,500,000	3,197,392
California Public Finance Authority, Call 03/01/32(c)(d)(g)	6.63%	03/01/65	2,465,000	2,335,752
California Statewide Communities Development Authority, STR, Call 09/01/31(c)	5.00%	09/01/54	100,000	98,826
California Statewide Financing Authority, Call 06/22/25(d)	6.00%	05/01/43	200,000	200,494
Lompoc Unified School District, GO, Call 08/01/35(c)(d)	5.25%	08/01/54	1,045,000	1,113,411
San Francisco City & County Airport Commission, Call 05/01/35(c)	5.50%	05/01/55	1,000,000	1,046,411

San Francisco City & County Redevelopment Agency Successor Agency, TSR, Call 06/22/25(c)	5.00%	08/01/43	60,000	60,003
Silicon Valley Tobacco Securitization Authority, Call 06/22/25(e)	0.00%	06/01/36	4,000,000	2,162,875
Tender Option Bond Trust, Call 05/15/35(g)(i)	5.50%	05/15/55	2,000,000	2,385,145
Washington Township Health Care District, GO, Call 06/12/25(c)(d)	5.00%	08/01/43	105,000	104,105
				17,198,582

Colorado - 7.3%
Baseline Metropolitan District No. 1, GO, Call 12/01/29	6.75%	12/15/54	1,000,000	992,754
Canyons Metropolitan District No. 5, GO, Call 12/01/29	6.50%	12/01/54	750,000	741,577
Colorado Health Facilities Authority, Call 06/22/25(c)	5.00%	05/15/45	135,000	134,992
Colorado High Performance Transportation Enterprise, Call 06/12/25(c)	5.00%	12/31/56	915,000	891,216
Creekwalk Marketplace Business Improvement District, Call 12/01/29(c)	6.00%	12/01/54	875,000	808,862
Crowfoot Valley Ranch Metropolitan District No. 2, GO, Call 12/01/29	6.13%	12/15/54	1,000,000	985,083
Mineral Business Improvement District, GO, Call 12/01/29(c)(g)	5.75%	12/01/54	1,000,000	963,792
Palisade Metropolitan District No. 2, Call 12/01/29(c)(g)(f)	0.00%	12/15/54	1,000,000	908,917
Pinery Commercial Metropolitan District No. 2, Call 03/01/30(c)	5.75%	12/01/54	1,000,000	953,190
Red Barn Metropolitan District, GO, Call 03/01/30(c)	5.50%	12/01/55	800,000	733,051
Sky Dance Metropolitan District No. 2, GO, Call 12/01/29(c)	6.00%	12/01/54	750,000	696,980
Sky Ranch Community Authority Board, GO, Call 12/01/29	6.50%	12/15/54	550,000	544,527
St. Vrain Lakes Metropolitan District No. 2, GO, Call 12/01/29	6.38%	11/15/54	500,000	500,717
St. Vrain Lakes Metropolitan District No. 4, GO, Call 09/01/29(c)(g)(f)	0.00%	09/20/54	1,000,000	665,396
Trevenna Metropolitan District, GO, Call 12/01/29(c)	5.75%	12/01/54	505,000	466,466
Water Valley Metropolitan District No. 3, GO, Call 12/01/29(c)	5.25%	12/01/54	535,000	496,937
				11,484,457

Connecticut - 1.2%
Connecticut Housing Finance Authority, Call 05/15/26(c)	3.50%	05/15/39	130,000	129,386
Stamford Housing Authority, Call 10/01/32(c)(d)	6.25%	10/01/60	750,000	732,495
Stamford Housing Authority, Call 10/01/32(c)	6.50%	10/01/55	1,000,000	1,005,715
				1,867,596

Delaware - 0.2%
Delaware State Economic Development Authority, AGM, Call 06/22/25(c)	5.00%	10/01/39	50,000	50,032
Delaware State Economic Development Authority, Call 06/22/25(c)	5.00%	10/01/36	305,000	289,501
Delaware State Economic Development Authority, Call 11/15/25(c)	5.00%	11/15/48	20,000	19,337
				358,870

Florida - 11.9%
Alachua County Health Facilities Authority, Call 06/22/25(c)	5.00%	12/01/44	710,000	701,036
Babcock Ranch Community Independent Special District, SA, Call 05/01/35(c)(g)	5.25%	05/01/55	1,000,000	968,151
Capital Projects Finance Authority, Call 03/01/32(c)(d)(g)	7.13%	01/01/65	2,000,000	1,970,564
Capital Projects Finance Authority, Call 06/15/29(c)(g)	5.00%	06/15/54	500,000	459,252
Capital Trust Authority, Call 12/01/29(c)(g)	6.88%	12/01/44	1,000,000	983,933
Capital Trust Authority, Call 06/15/30(c)(d)(g)	5.25%	06/15/59	500,000	465,784
Capital Trust Authority, Call 07/01/31(c)(g)	5.25%	07/01/59	1,000,000	898,513

Capital Trust Authority, Call 07/01/31(c)(g)	5.25%	07/01/54	1,500,000	1,365,192
Capital Trust Authority, Call 06/01/32(c)(g)	5.00%	06/01/54	250,000	225,346
City of Venice, Call 01/01/32(c)(g)	5.63%	01/01/60	750,000	725,298
County of Miami-Dade, AGM, Call 10/01/31	4.00%	10/01/41	750,000	725,286
County of Palm Beach, Call 10/01/34	5.25%	10/01/44	500,000	516,893
County of Palm Beach, Call 10/01/34	5.25%	10/01/43	500,000	520,249
Edgewater West Community Development District, SA, Call 11/01/34(c)(d)	5.50%	05/01/54	1,000,000	938,583
Florida Higher Educational Facilities Financial Authority, Call 12/01/34(d)	4.13%	12/01/54	250,000	217,044
Florida Housing Finance Corp., GNMA, FNMA, FHLMC, Call 07/01/33(c)	6.25%	01/01/55	1,000,000	1,088,714
Florida Housing Finance Corp., GNMA, FNMA, FHLMC, Call 07/01/33(c)	4.65%	07/01/54	500,000	489,265
Greater Orlando Aviation Authority, Call 10/01/29(c)	4.00%	10/01/49	1,000,000	879,493
Highlands County School Board, BAM, Call 06/22/25(c)	5.00%	09/01/41	50,000	50,064
Miami-Dade County Expressway Authority, Call 06/22/25(c)(d)	5.00%	07/01/40	480,000	480,749
Miami-Dade County Industrial Development Authority, Call 07/01/29(c)(d)(g)	5.50%	07/01/61	1,185,000	1,109,817
Normandy Community Development District, SA, Call 11/01/34(c)(d)(g)	5.55%	05/01/54	100,000	93,372
Orange County Health Facilities Authority, Call 04/01/35(c)	5.25%	10/01/56	350,000	358,764
Palm Beach County Health Facilities Authority, Call 05/15/30(c)(c)	7.63%	05/15/58	185,000	206,251
Palm Beach County Health Facilities Authority, Call 05/15/30(c)(d)	7.50%	05/15/53	135,000	150,086
Palm Beach County Health Facilities Authority, Call 05/15/27	5.00%	05/15/37	235,000	236,345
Parrish Lakes II Community Development District, SA, Call 11/01/34(c)(g)	5.45%	05/01/54	1,000,000	939,577
Pioneer Ranch Community Development District, SA, Call 11/01/34(c)(g)	5.30%	05/01/55	1,000,000	925,679
				18,689,300

Georgia - 1.3%
Atlanta Development Authority, TAR, Call 04/01/29(g)	5.50%	04/01/39	1,000,000	1,003,881
Development Authority for Fulton County, Call 06/22/25(c)	5.00%	07/01/44	1,000,000	993,177
				1,997,058

Idaho - 0.6%
Avimor Community Infrastructure District No. 1, SA, Call 12/01/29(c)(g)	5.50%	09/01/53	1,000,000	966,426

Illinois - 2.5%
Chicago O’Hare International Airport, Call 01/01/29(c)	5.00%	01/01/48	2,000,000	1,993,229
County of Cook, Call 01/01/35(c)	6.50%	01/01/45	1,500,000	1,494,821
Illinois Finance Authority, Call 06/12/25(c)	6.13%	02/01/45	145,000	145,007
Illinois Finance Authority, Call 06/12/25(c)	6.00%	02/01/34	100,000	100,019
Illinois Finance Authority, Call 06/22/25	5.00%	11/15/27	10,000	10,006
Illinois State Toll Highway Authority, Call 06/22/25	5.00%	01/01/31	120,000	120,139
				3,863,221

Indiana - 2.5%
City of Evansville, Call 06/27/25(c)	5.45%	01/01/38	1,070,000	967,212

City of Fort Wayne, Call 06/22/25 (c)	5.35%	01/01/38	715,000	603,133
City of Mishawaka, Call 06/22/25(c)(g)	5.38%	01/01/38	920,000	803,504
City of Valparaiso, Call 12/01/28(c)(g)	5.38%	12/01/41	750,000	658,785
Town of Merrillville, Call 06/22/25(c)	5.75%	04/01/36	945,000	880,536
				3,913,170

Iowa - 1.3%
Iowa Finance Authority, Call 05/15/30(c)(d)	7.50%	05/15/53	650,000	722,636
Iowa Finance Authority, Call 11/01/41(c)(g)	6.00%	11/01/42	500,000	478,966
Iowa Finance Authority, Call 06/22/25	4.75%	08/01/42	120,000	114,499
Iowa Finance Authority, Call 05/15/26(c)	5.00%	05/15/47	90,000	86,702
Iowa Higher Education Loan Authority, Call 10/01/35(c)	6.00%	10/01/55	550,000	563,352
				1,966,155

Kentucky - 0.3%
Kenton County Airport Board, Call 01/01/34(c)	5.25%	01/01/54	500,000	507,723

Louisiana - 1.3%
New Orleans Aviation Board - Class LA, Call 01/01/34(c)	5.25%	01/01/51	750,000	760,041
New Orleans Aviation Board - Class LA, Call 01/01/34(c)	5.25%	01/01/49	750,000	761,581
New Orleans Aviation Board - Class LA, Call 01/01/34	5.25%	01/01/45	500,000	512,354
				2,033,976

Maryland - 0.3%
Maryland Department of Housing & Community Development, FHA 542(C), Call 07/01/33(c)	4.60%	07/01/49	425,000	416,619
Maryland Health & Higher Educational Facilities Authority, Call 06/12/25(c)	5.00%	08/15/41	100,000	99,998
				516,617

Massachusetts - 0.9%
Massachusetts Development Finance Agency, Call 12/01/31(c)(d)(g)	5.88%	12/01/60	500,000	466,798
Massachusetts Development Finance Agency, Call 07/01/34(c)(d)(g)	5.00%	07/01/60	1,000,000	954,278
				1,421,076

Michigan - 1.8%
Michigan Strategic Fund, Call 06/22/25(c)	6.25%	11/15/43	2,000,000	2,004,284
Michigan Tobacco Settlement Finance Authority, Call 06/01/33(e)	0.00%	06/01/58	28,500,000	860,099
				2,864,383

Minnesota - 1.1%
City of Brooklyn Park, Call 07/01/25(c)	5.25%	07/01/30	500,000	475,301
City of Eagan, Call 02/01/32(c)(d)(g)	6.50%	02/01/65	625,000	598,682
City of Eagan, Call 02/01/32(c)(d)(g)	6.38%	02/01/55	350,000	333,868
City of Eagan, Call 02/01/32(c)(d)(g)	6.25%	02/01/45	250,000	239,744
City of Minneapolis, Call 07/01/31(c)	4.00%	07/01/51	100,000	68,194
				1,715,789

Missouri - 2.1%
Health & Educational Facilities Authority of the State of Missouri, Call 05/22/25, Put 05/22/25(a)(c)	2.50%	06/01/36	400,000	400,000
Health & Educational Facilities Authority of the State of Missouri, Call 06/22/25(c)	5.00%	11/15/48	70,000	67,779
Health & Educational Facilities Authority of the State of Missouri, Call 06/22/25(c)	5.00%	11/15/38	20,000	20,001
Health & Educational Facilities Authority of the State of Missouri, Call 06/22/25(c)	5.00%	11/15/45	245,000	241,601
Missouri Development Finance Board, Call 06/22/25	5.00%	06/01/27	20,000	20,019
Missouri Housing Development Commission, GNMA, FNMA, FHLMC, Call 05/01/33(c)	5.00%	11/01/55	2,500,000	2,531,702
				3,281,102

Nevada - 0.5%
Nevada Housing Division, GNMA, FNMA, FHLMC, Call 10/01/33(c)	4.70%	10/01/54	500,000	490,829
Reno-Tahoe Airport Authority, Call 07/01/34(c)	5.25%	07/01/54	250,000	252,939
				743,768

New Hampshire - 1.4%
New Hampshire Business Finance Authority, Call 12/01/26(g)	5.38%	12/01/31	1,000,000	975,278
New Hampshire Business Finance Authority, Call 04/01/33(c)(d)	5.75%	04/01/55	625,000	628,627
New Hampshire Business Finance Authority, Call 04/01/33(c)(d)	5.63%	04/01/45	500,000	503,534
New Hampshire Health and Education Facilities Authority, Call 06/22/25(c)(d)	5.00%	08/01/43	120,000	118,836
				2,226,275

New York - 11.7%
Build NYC Resource Corp., Call 06/22/25(c)(d)	5.88%	07/01/38	940,000	844,832
City of New York, GO, Call 09/01/34(c)(d)	4.00%	09/01/52	500,000	440,917
Clinton County Capital Resource Corp., Call 07/01/34(c)(d)(g)	5.00%	07/01/46	300,000	294,895
Dobbs Ferry Local Development Corp., Call 06/22/25(c)	5.00%	07/01/44	55,000	52,969
Dobbs Ferry Local Development Corp., Call 06/22/25(c)	5.00%	07/01/39	350,000	342,268
Hempstead Town Local Development Corp., Call 06/22/25(c)	5.00%	07/01/44	2,200,000	2,202,573
Monroe County Industrial Development Corp., Call 07/01/34(c)(g)	5.00%	07/01/59	1,000,000	860,864
MTA Hudson Rail Yards Trust Obligations, Call 06/12/25	5.00%	11/15/56	495,000	492,096
MTA Hudson Rail Yards Trust Obligations, Call 06/12/25	5.00%	11/15/51	95,000	94,994
New York City Housing Development Corp., Call 05/01/33(c)	5.25%	11/01/55	700,000	711,092
New York City Housing Development Corp., Call 05/01/33(c)	5.05%	11/01/45	200,000	203,195
New York Counties Tobacco Trust VI, Call 06/01/26(d)	3.75%	06/01/45	195,000	146,225
New York State Dormitory Authority, Call 02/15/30(c)	4.00%	02/15/47	250,000	230,200
New York Transportation Development Corp., Call 06/30/33(c)	5.00%	06/30/60	1,100,000	1,056,487
New York Transportation Development Corp., Call 06/22/25(c)	5.25%	01/01/50	735,000	728,921
New York Transportation Development Corp., Call 06/22/25(c)	5.00%	07/01/46	1,065,000	1,043,391
New York Transportation Development Corp., Call 06/22/25(c)	5.00%	07/01/41	345,000	345,027
New York Transportation Development Corp., Call 01/01/28(c)	5.00%	01/01/36	75,000	75,255
New York Transportation Development Corp., Call 10/01/30(c)(d)	4.38%	10/01/45	945,000	856,442
New York Transportation Development Corp., Call 12/31/34(c)	5.50%	12/31/60	2,000,000	2,031,733

New York Transportation Development Corp., AGC, Call 12/31/34	5.25%	12/31/54	660,000	670,612
New York Transportation Development Corp., AGC, Call 12/31/44(f)	0.00%	12/31/54	300,000	184,212
Port Authority of New York & New Jersey, Call 01/15/33(c)	5.00%	01/15/52	1,300,000	1,298,487
St Lawrence County Industrial Development Agency, Call 06/22/25(c)	5.00%	07/01/43	20,000	20,002
Tender Option Bond Trust, Call 05/01/35(g)(i)	5.00%	11/01/50	2,000,000	2,280,177
Triborough Bridge & Tunnel Authority, Call 06/01/35(c)	5.25%	12/01/54	800,000	840,421
				18,348,287

North Carolina - 1.0%
North Carolina Medical Care Commission, Call 09/01/31(c)	5.50%	09/01/54	1,665,000	1,572,397

Ohio - 11.7%
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30(e)	0.00%	06/01/57	15,000,000	1,435,172
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30	5.00%	06/01/55	3,200,000	2,796,592
Cleveland-Cuyahoga County Port Authority, Call 06/22/25(c)	5.00%	08/01/39	15,000	14,819
Cleveland-Cuyahoga County Port Authority, Call 01/01/32(c)(d)(g)	5.88%	01/01/49	500,000	474,013
Ohio Housing Finance Agency, Call 10/01/25(g)	5.13%	01/01/32	545,000	535,865
Ohio Housing Finance Agency, Call 01/01/30(c)(g)	6.00%	01/01/45	1,000,000	958,693
State of Ohio, AGM, Call 06/30/25(c)	5.00%	12/31/35	1,575,000	1,575,699
Worthington City School District, GO, Call 12/01/32(c)	5.50%	12/01/54	10,000,000	10,605,043
				18,395,896

Oklahoma - 1.7%
Tender Option Bond Trust, Call 01/01/35(g)(i)	5.50%	01/01/54	2,000,000	2,622,994

Oregon - 0.5%
Oregon State Facilities Authority, Call 06/12/25	5.00%	11/15/29	110,000	110,497
Oregon State Facilities Authority, Call 06/12/25	5.00%	04/01/32	600,000	600,014
Oregon State Facilities Authority, Call 06/12/25	5.00%	11/15/28	20,000	20,090
				730,601

Pennsylvania - 1.7%
Chester Water Authority, Call 06/22/2025	5.00%	12/01/37	200,000	200,215
Crawford County Hospital Authority, Call 06/01/26(c)(d)	6.00%	06/01/51	500,000	500,403
Crawford County Hospital Authority, Call 06/01/26(c)	6.00%	06/01/46	425,000	427,234
Lancaster County Hospital Authority, Call 07/01/25(c)(d)	5.00%	07/01/45	25,000	23,502
Monroeville Finance Authority, Call 06/22/25(c)	5.00%	02/01/45	75,000	74,999
Pennsylvania Economic Development Financing Authority, Call 03/27/30, Put 03/27/35(a)(g)	5.45%	01/01/51	1,500,000	1,486,998
West Shore Area Authority, Call 07/01/25	4.25%	07/01/35	15,000	13,943
				2,727,294

Puerto Rico - 0.3%
Children’s Trust Fund, Call 06/22/25(e)	0.00%	05/15/57	8,000,000	486,948
Children’s Trust Fund, Call 06/22/25(d)	5.50%	05/15/39	5,000	5,026
				491,974

Rhode Island - 0.6%
Rhode Island Housing & Mortgage Finance Corp., FHA 542(C), Call 04/01/33(c)	4.75%	10/01/59	500,000	496,024
Rhode Island Housing & Mortgage Finance Corp., FHA 542(C), Call 04/01/33(c)	4.70%	10/01/54	500,000	492,376
				988,400

South Carolina - 0.3%
South Carolina Jobs-Economic Development Authority, Call 11/15/34(c)	5.75%	11/15/54	500,000	509,283

South Dakota - 0.7%
South Dakota Housing Development Authority, GNMA, FNMA, FHLMC, Call 05/01/33(c)	6.25%	11/01/55	1,000,000	1,106,030

Tennessee - 0.7%
Shelby County Health Educational & Housing Facilities Board, Call 06/22/25(c)	5.25%	12/01/44	1,125,000	1,003,940
Shelby County Health Educational & Housing Facilities Board, Call 06/22/25(c)	5.00%	12/01/34	85,000	81,463
				1,085,403

Texas - 5.5%
Arlington Higher Education Finance Corp., Call 06/15/34(c)(d)	4.25%	06/15/59	850,000	782,929
City of Austin Texas Airport System, Call 06/22/25(c)	5.00%	11/15/44	100,000	99,992
City of Celina, SA, Call 09/01/32(c)(g)	5.50%	09/01/54	1,500,000	1,391,033
City of Friendswood, SA, Call 09/15/34(c)	7.00%	09/15/54	1,500,000	1,442,047
Clifton Higher Education Finance Corp., Call 06/22/25(c)	4.40%	12/01/47	120,000	105,551
County of Harris, GO, Call 09/15/34(c)(d)	4.00%	09/15/49	500,000	453,433
County of Medina, SA, Call 09/01/32(c)(g)	5.35%	09/01/54	1,000,000	904,303
Edinburg Local Government Finance Corp., AGM, Call 06/22/25	5.00%	03/01/27	40,000	40,039
Fort Bend County Municipal Management District No. 1, GO, AGM, Call 06/22/25	4.00%	09/01/34	10,000	9,988
New Hope Cultural Education Facilities Finance Corp., AGM, Call 06/12/25(c)	5.00%	04/01/46	130,000	129,749
New Hope Cultural Education Facilities Finance Corp., Call 10/01/32(c)	6.50%	10/01/60	865,000	843,080
New Hope Cultural Education Facilities Finance Corp., Call 10/01/32(c)	6.50%	10/01/55	1,780,000	1,745,849
Newark Higher Education Finance Corp., PSF-GTD, Call 08/15/34(c)(d)	4.25%	08/15/54	675,000	620,174
Tarrant County Cultural Education Facilities Finance Corp., Call 06/22/25(c)	4.00%	05/15/31	45,000	42,691
				8,610,858

Utah - 1.6%
Mida Mountain Village Public Infrastructure District, TAR, Call 12/01/29(c)(g)	6.00%	06/15/54	500,000	500,927
SkyRidge Pegasus Infrastructure Financing District, SA, Call 12/01/29(c)(g)	5.25%	12/01/44	1,000,000	939,801

Viridian Farm Public Infrastructure District No. 1, GO, Call 03/01/30(c)(g)	5.88%	03/01/54	1,130,000	1,085,911
				2,526,639

Virgin Islands - 0.0%(h)
Virgin Islands Public Finance Authority, NATL, Call 06/22/25(d)	4.25%	10/01/29	10,000	10,052

Virginia - 0.6%
Virginia Small Business Financing Authority, Call 06/22/25(c)	5.25%	10/01/29	1,000,000	1,001,664

Washington - 1.5%
Washington Health Care Facilities Authority, Call 06/12/25	5.00%	07/01/29	30,000	30,008
Washington Health Care Facilities Authority, Call 06/12/25(c)	5.00%	07/01/38	500,000	499,990
Washington Health Care Facilities Authority, Call 06/22/25(c)	5.00%	10/01/44	410,000	410,050
Washington Health Care Facilities Authority, Call 06/22/25(c)	5.00%	10/01/42	125,000	125,226
Washington Health Care Facilities Authority, Call 06/22/25(c)	5.00%	10/01/41	530,000	530,139
Washington Health Care Facilities Authority, Call 06/22/25(c)	5.00%	10/01/38	525,000	525,169
Washington State Housing Finance Commission, Call 01/01/30(c)(d)	5.88%	01/01/59	250,000	240,691
				2,361,273

West Virginia - 0.5%
City of Huntington, TAR, Call 06/01/32(c)(d)	5.63%	05/01/50	475,000	449,148
City of Huntington, TAR, Call 06/01/32(c)(d)	5.50%	06/01/49	300,000	283,960
				733,108

Wisconsin - 3.8%
Public Finance Authority, Call 06/15/26(c)(g)	4.75%	06/15/56	1,000,000	759,196
Public Finance Authority, Call 09/01/28(c)(d)(g)	6.25%	09/01/46	250,000	255,207
Public Finance Authority, Call 09/01/28(c)(d)(g)	5.75%	09/01/35	250,000	257,269
Public Finance Authority, Call 06/15/32(c)(d)	5.25%	06/15/65	1,000,000	947,723
Public Finance Authority, Call 12/01/34(c)(d)	5.25%	12/01/54	1,000,000	939,645
Public Finance Authority, Call 04/01/35(c)(g)	6.45%	04/01/60	1,000,000	955,077
Public Finance Authority, Call 12/15/26(g)	5.50%	12/15/32	214,832	206,167
Public Finance Authority, Call 12/01/27(c)(g)	5.00%	12/01/45	250,000	229,042
Public Finance Authority, Call 06/15/29(c)(d)	6.00%	06/15/64	1,000,000	956,894
Public Finance Authority, Call 06/15/29(c)	5.00%	06/15/39	485,000	485,545
				5,991,765

TOTAL MUNICIPAL BONDS & NOTES (Cost $157,681,958)				154,230,636

TOTAL INVESTMENTS - 98.1% (Cost $157,681,958)				$154,230,636
Other Assets in Excess of Liabilities - 1.9%				2,989,067
TOTAL NET ASSETS - 100.0%				$157,219,703

Percentages are stated as a percent of net assets.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AGM-CR	Assured Guaranty Municipal-Custodial Receipts

BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	National Public Financial Guarantee Corp.
PSF-GTD	Permanent School Fund-Guaranteed
SA	Special Assessment
STR	Special Tax Revenue
TAR	Tax Allocation Receipt

(a)	Adjustable rate security. Rate disclosed is as of April 30, 2025.
(b)	Sinkable security.
(c)	Fixed coupon bond issued at a discount.
(d)	Zero coupon bond issued at a discount.
(e)	Adjustable rate security issued at a discount. Rate disclosed is as of April 30, 2025.
(f)	Interest appreciation bond issued at a discount.
(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h)	Does not round to 0.1%.
(i)	Adjustable rate security. Tender option bond reflecting the coupon on the underlying security held in trust.